GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 3,118,919	$ 4,569,186	$ 1,414,700	$ 1,190,125	$ 7,688,105	$ 2,604,825	$ 5,356,717	$ 6,860,049
Working capital deficit	$ 8,300,000				$ 8,300,000		$ 1,700,000